Leases - Costs and Other Information (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Sublease income				$ (260)	$ (260)	$ (42)
Total lease costs		$ 400	$ 400	$ 1,506	$ 1,355	$ 1,624
Weighted average remaining lease term in years				2 years 9 months 18 days	2 years 10 months 24 days	2 years 4 months 24 days
Weighted average discount rate	[1]			17.00%	18.00%	20.00%
Research and development
Lessee, Lease, Description [Line Items]
Operating lease costs				$ 224	$ 268	$ 268
General and administrative
Lessee, Lease, Description [Line Items]
Operating lease costs				$ 1,542	$ 1,347	$ 1,398

[1]	For the lease contracts denominated in Canadian dollars, the discount rate was determined on a currency-equivalent basis.